UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam High Income Securities Fund
The fund's portfolio
11/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (43.4%)(a)
		Principal
		amount	Value

Basic materials (4.8%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		$185,000	$148,000
AK Steel Corp. company guaranty 7 3/4s, 2012		305,000	214,263
Aleris International, Inc. company guaranty 10s, 2016		45,000	4,725
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		230,000	13,800
ARCO Chemical Co. debs. 10 1/4s, 2010		220,000	165,000
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012		180,000	70,200
Century Aluminum Co. company guaranty 7 1/2s, 2014		265,000	152,375
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.819s, 2013 (Netherlands)		75,000	45,000
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		240,000	195,600
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014		65,000	50,863
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		400,000	276,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		225,000	163,125
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015		80,000	49,558
Georgia-Pacific Corp. debs. 9 1/2s, 2011		345,000	301,875
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		270,000	251,100
Hercules, Inc. company guaranty 6 3/4s, 2029		315,000	329,175
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		95,000	49,400
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		175,000	115,500
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		2,000	1,900
International Paper Co. bonds 7.4s, 2014		250,000	201,976
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		49,000	13,720
Metals USA, Inc. sec. notes 11 1/8s, 2015		340,000	209,100
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		320,000	124,000
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		250,000	215,000
NewPage Corp. company guaranty 10s, 2012		285,000	153,900
NewPage Holding Corp. sr. notes FRN 10.265s, 2013 (PIK)		60,741	21,259
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		170,000	96,050
Novelis, Inc. company guaranty 7 1/4s, 2015		155,000	89,900
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	245,000	211,682
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$175,000	117,250
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		110,000	29,150
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		30,000	22,200
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		305,000	187,575
Stone Container Corp. sr. notes 8 3/8s, 2012		95,000	26,600
Tube City IMS Corp. company guaranty 9 3/4s, 2015		160,000	80,000
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		90,000	33,300
			4,430,121

Capital goods (3.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		170,000	145,350
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		30,000	27,750
Baldor Electric Co. company guaranty 8 5/8s, 2017		80,000	59,200
BBC Holding Corp. sr. notes 8 7/8s, 2014		20,000	10,600
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		155,000	127,875
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015		250,000	185,000
Bombardier, Inc. 144A sr. unsec. notes FRN 7.37s, 2013
(Canada)	EUR	65,000	63,107
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$100,000	85,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		245,000	226,625
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		270,000	153,900
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		210,000	68,250
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		85,000	39,950
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		280,000	212,800
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	92,500
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		215,000	178,450

L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		110,000	92,400
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		50,000	40,500
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		325,000	317,880
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	45,742
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$55,000	52,800
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		205,000	143,500
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		165,000	102,300
Sequa Corp. 144A company guaranty sr. unsec. notes
11 3/4s, 2015		45,000	19,800
Titan International, Inc. company guaranty 8s, 2012		355,000	276,900
WCA Waste Corp. company guaranty 9 1/4s, 2014		190,000	152,000
			2,920,179

Communication services (5.0%)
Adelphia Communications Corp. escrow zero %, 2009		235,000	7,050
Adelphia Communications Corp. escrow bonds zero %, 2010		20,000	600
American Tower Corp. 144A sr. notes 7s, 2017		215,000	184,900
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		225,000	160,875
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		5,000	4,100
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		350,000	177,625
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		505,000	239,875
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	88,763
Centennial Cellular Operating Co., LLC sr. unsec.
notes 8 1/8s, 2014		50,000	49,500
Centennial Communications Corp. sr. notes 10s, 2013		75,000	75,375
Centennial Communications Corp. sr. unsec. notes FRN
9.633s, 2013		40,000	37,400
Citizens Communications Co. notes 9 1/4s, 2011		160,000	137,200
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		335,000	265,906
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009		3,000	2,880
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		205,000	171,688
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		20,000	17,700
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		160,000	82,400
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		165,000	122,100
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		245,000	214,988
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		430,000	344,000
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		70,000	47,250
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013		75,000	52,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		200,000	105,000
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		115,000	55,488
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	303,400
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		255,000	102,000
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		50,000	20,324
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		275,000	153,313
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		110,000	71,500
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	69,300
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		225,000	185,625
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		65,000	41,600
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		180,000	158,400
Sprint Capital Corp. company guaranty 6 7/8s, 2028		325,000	159,250
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		280,000	162,400
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		105,000	82,950
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		20,000	17,000
West Corp. company guaranty 9 1/2s, 2014		265,000	140,450
Windstream Corp. company guaranty 8 5/8s, 2016		245,000	191,100
Windstream Corp. company guaranty 8 1/8s, 2013		210,000	173,250
			4,677,025

Consumer cyclicals (8.5%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		100,000	58,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013		190,000	130,150
Affinity Group, Inc. sr. sub. notes 9s, 2012		190,000	123,500
Allison Transmission 144A company guaranty 11s, 2015		160,000	78,400
AMC Entertainment, Inc. company guaranty 11s, 2016		112,000	79,520
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011		40,000	16,000
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009		295,000	125,375
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009		10,726	4,559
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011		1,454	582
Aramark Corp. company guaranty 8 1/2s, 2015		245,000	203,350
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		105,000	43,050

Associated Materials, Inc. company guaranty 9 3/4s,
2012	310,000	265,050
Autonation, Inc. company guaranty sr. unsec. notes FRN
6.753s, 2013	60,000	38,100
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	150,000	38,250
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	100,000	24,500
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	140,000	21,000
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	125,000	70,625
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	135,000	81,000
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	155,000	38,750
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	90,000	73,800
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	145,000	88,450
D.R. Horton, Inc. company guaranty 8s, 2009	15,000	14,700
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	110,000	107,388
Dex Media, Inc. sr. unsec. disc. notes 9s, 2013	40,000	5,200
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	410,000	333,125
DirecTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	55,000	46,888
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	21,450
Echostar DBS Corp. sr. notes 6 3/8s, 2011	230,000	195,500
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	100,000	69,250
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	470,000	239,576
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	179,000	93,080
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	105,000	64,109
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	250,000	161,250
Harrah's Operating Co., Inc. 144A company guaranty sr.
notes 10 3/4s, 2016	735,000	163,538
Harry & David Holdings, Inc. company guaranty 9s, 2013	115,000	48,300
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 7.81s, 2012	40,000	16,000
Hertz Corp. company guaranty 8 7/8s, 2014	375,000	193,594
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	120,000	87,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	130,000	97,500
Idearc, Inc. company guaranty 8s, 2016	535,000	44,138
Jostens IH Corp. company guaranty 7 5/8s, 2012	415,000	332,000
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	105,000	80,325
Lamar Media Corp. company guaranty 7 1/4s, 2013	175,000	138,688
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	80,000	58,000
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	145,000	81,200
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	303,000	181,800
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	185,000	104,525
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	295,000	112,100
Meritage Homes Corp. company guaranty 6 1/4s, 2015	130,000	65,000
Meritage Homes Corp. sr. notes 7s, 2014	35,000	21,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	95,000	53,913
MGM Mirage, Inc. company guaranty 6s, 2009	280,000	226,800
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,080
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	315,000	69,300
Michaels Stores, Inc. company guaranty 10s, 2014	70,000	22,050
Neiman Marcus Group, Inc. (The) company guaranty sr.
unsec. notes 9s, 2015 (PIK)	475,000	201,875
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	250,000	180,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	190,000	70,300
NTK Holdings, Inc. sr. disc. notes stepped-coupon zero
% (10 3/4s, 9/1/09), 2014 (STP)	225,000	51,750
Owens Corning, Inc. company guaranty sr. unsec. notes
6 1/2s, 2016	140,000	104,266
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	100,000	71,000
Penn National Gaming, Inc. company guaranty sr. notes
6 7/8s, 2011	155,000	139,500
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	150,000	82,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	245,000	178,850
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	70,000	46,900
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	1,000	130
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	1,000	130
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	206,000	54,590
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	355,000	87,863
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	25,000	13,625
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.319s, 2014	315,000	182,700
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	180,000	44,100
Station Casinos, Inc. sr. notes 6s, 2012	189,000	58,590
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	90,000	33,300

Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	93,000	59,520
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	35,000	15,050
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013	90,000	68,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	35,000	24,500
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	185,000	56,425
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	90,000	74,700
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	355,000	51,475
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	395,000	181,700
UCI Holdco, Inc. sr. unsec. notes FRN 10.319s, 2013
(PIK)	123,874	39,640
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	133,400
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.943s, 2010	107,000	49,220
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(F)(PIK)	142,787	11,423
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	380,000	268,850
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	325,000	151,125
		7,939,575

Consumer staples (2.2%)
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default)	110,000	275
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	380,000	258,400
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	30,000	21,300
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	119,925
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	245,000	203,350
Dean Foods Co. company guaranty 7s, 2016	125,000	97,188
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	375,000	339,375
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	105,400
Jarden Corp. company guaranty 7 1/2s, 2017	280,000	182,000
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	100,000	56,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	212,000	193,450
Rite Aid Corp. company guaranty 9 1/2s, 2017	150,000	44,250
Rite Aid Corp. sec. notes 7 1/2s, 2017	65,000	37,050
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	215,000	43,000
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 12 1/2s (12 3/4s, 4/2/09),
2013 (STP) (PIK)	150,000	40,500
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	300,000	249,780
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	55,000	38,500
		2,029,743

Energy (6.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	445,000	358,225
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	380,000	140,600
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	245,000	194,775
Chesapeake Energy Corp. sr. notes 7s, 2014	110,000	83,600
Complete Production Services, Inc. company guaranty
8s, 2016	295,000	185,850
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	395,000	161,950
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	90,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	300,000	156,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	345,000	236,325
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	14,000	10,780
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	34,708
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	41,400
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	140,580
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	200,200
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	108,500
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014	50,000	35,000
Forest Oil Corp. sr. notes 8s, 2011	150,000	131,250
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	365,000	244,550
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	345,000	181,125
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	320,000	228,800
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	285,000	207,338
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	295,000	205,763
Newfield Exploration Co. sr. sub. notes 7 1/8s, 2018	90,000	64,350
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	160,650
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	95,000	87,993
Peabody Energy Corp. company guaranty 7 3/8s, 2016	275,000	236,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	85,000	65,025
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes

7 7/8s, 2015	70,000	49,350
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	255,000	174,675
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	80,000	51,600
Petroplus Finance, Ltd. 144A company guaranty 7s, 2017
(Bermuda)	240,000	148,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	54,375
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	251,250
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	265,000	225,913
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	50,000	32,250
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	69,000
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 7.508s, 2014	75,000	50,072
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. notes 8 5/8s, 2015 (PIK)	210,000	133,350
SandRidge Energy, Inc. sr. notes 8s, 2018	20,000	12,800
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	350,000	130,375
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	410,000	225,500
Whiting Petroleum Corp. company guaranty 7s, 2014	365,000	246,375
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012	35,000	30,275
		5,877,797

Financials (1.2%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	105,000	61,425
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	240,000	127,265
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	75,000	26,250
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	250,000	81,232
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	140,000	49,000
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s, 2014	25,000	6,750
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	99,000
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	165,000	109,106
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	235,000	197,400
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	99,763
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	174,000	143,985
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	75,000	38,310
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	170,000	52,063
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	20,000	4,400
USI Holdings Corp. 144A sr. unsec. notes FRN 6.024s,
2014	35,000	14,394
		1,110,343

Health care (5.8%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	320,000	304,000
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	220,000	198,000
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	435,000	349,088
DaVita, Inc. company guaranty 6 5/8s, 2013	290,000	256,650
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	280,000	159,600
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	140,000	100,800
HCA, Inc. sr. notes 6.95s, 2012	70,000	53,900
HCA, Inc. sr. sec. notes 9 1/4s, 2016	600,000	487,500
HCA, Inc. sr. sec. notes 9 1/8s, 2014	145,000	117,813
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	65,000	37,375
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	360,000	215,100
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	269,800
Omnicare, Inc. company guaranty 6 3/4s, 2013	10,000	8,350
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	220,000	176,000
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	271,875
Select Medical Corp. company guaranty 7 5/8s, 2015	395,000	233,050
Service Corporation International sr. notes 7s, 2017	65,000	46,800
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	278,800
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	330,000	273,900
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	42,400
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	265,000	159,000
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	275,000	189,750
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	305,000	231,800
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	70,000	45,850
US Oncology Holdings, Inc. sr. unsec. notes FRN
8.334s, 2012 (PIK)	95,000	61,750
US Oncology, Inc. company guaranty 9s, 2012	250,000	208,125
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	325,000	260,000
Ventas Realty LP/Capital Corp. company guaranty 9s,

2012 (R)	280,000	256,200
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	41,000
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	62,600
		5,396,876

Technology (2.4%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	345,000	200,100
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	103,000	63,860
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	119,000	71,400
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	115,000	89,700
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	130,000	105,463
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	72,250
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	155,000	114,700
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	205,000	148,113
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	315,000	107,100
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	120,000	30,000
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	59,500
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	140,000	126,700
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	70,000	54,250
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	130,000	52,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	36,000
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	165,000	47,850
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	180,000	58,500
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 7.503s, 2013 (Netherlands)	170,000	42,075
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	330,000	100,650
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	62,000	35,960
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	342,000	265,050
SunGard Data Systems, Inc. 144A sr. unsec. notes
10 5/8s, 2015	86,000	66,220
Travelport LLC company guaranty 11 7/8s, 2016	65,000	15,600
Travelport LLC company guaranty 9 7/8s, 2014	190,000	66,500
Xerox Capital Trust I company guaranty 8s, 2027	285,000	209,186
		2,238,727

Utilities and power (4.1%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	58,650
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	123,000	107,318
AES Corp. (The) 144A sr. notes 8s, 2020	55,000	35,200
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	120,000	112,800
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	66,697
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	38,185
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	63,734
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	95,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	58,688
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	90,000	73,350
Edison Mission Energy sr. unsec. notes 7.2s, 2019	155,000	113,150
Edison Mission Energy sr. unsec. notes 7s, 2017	110,000	82,500
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	100,000	63,250
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	75,000	64,125
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	25,000	19,000
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	170,000	157,250
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	203,275
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	80,750
NRG Energy, Inc. company guaranty 7 1/4s, 2014	80,000	65,200
NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	593,125
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013	175,000	160,059
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	245,000	237,650
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	205,000	160,925
PP&L Electric Utilities Corp. 1st mtge. sr. sec. bond
7 1/8s, 2013	140,000	146,466
Public Service Co. of New Mexico sr. unsec. notes
7.95s, 2018	80,000	69,614
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	34,682
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	270,000	250,282
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	35,000	32,616
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	60,000	55,869
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	10,000	8,716
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	40,000	34,099
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	15,000	10,745
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/2s, 2015	430,000	275,200

Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	150,000	130,362
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	5,000	4,664
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	75,000	58,875
		3,822,071

Total corporate bonds and notes (cost $61,833,172)		$40,442,457

CONVERTIBLE BONDS AND NOTES (33.8%)(a)
	Principal
	amount	Value

Capital goods (1.1%)
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	$115,000	$123,338
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	135,000	66,656
WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	1,633,000	861,408
		1,051,402

Communication services (2.6%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	1,700,000	648,125
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	1,700,000	941,375
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	1,050,000	847,875
		2,437,375

Communications equipment (1.2%)
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	1,470,000	878,766
Nortel Networks Corp. cv. sr. unsec. notes company
guaranty 2 1/8s, 2014 (Canada)	2,000,000	280,000
		1,158,766

Computers (1.1%)
Cray, Inc. cv. sr. sub. notes 3s, 2024	1,300,000	1,074,125
		1,074,125

Consumer cyclicals (5.0%)
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	1,400,000	1,018,500
Lamar Advertising Co. cv. sr. unsec. unsub. notes Ser.
B, 2 7/8s, 2010	820,000	620,125
Pier 1 Imports, Inc. cv. sr. unsec. notes company
guaranty 6 3/8s, 2036	130,000	69,875
Pier 1 Imports, Inc. 144A cv. sr. unsec. notes company
guaranty stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036
(STP)	1,541,000	828,288
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	1,745,000	874,681
United Auto Group, Inc. cv. company guaranty sub.
notes 3 1/2s, 2026	1,300,000	658,125
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	1,380,000	626,244
		4,695,838

Consumer staples (2.4%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	1,290,000	887,649
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	2,100,000	1,191,750
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	136,300
		2,215,699

Electronics (1.5%)
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	1,500,000	770,625
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	1,460,000	622,325
		1,392,950

Energy (2.3%)
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	845,000	485,875
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	1,100,000	800,800
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	1,300,000	832,000
		2,118,675

Financials (5.5%)
Boston Private Financial Holdings, Inc. cv. sr. unsec.
notes 3s, 2027	1,700,000	1,591,602
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	2,060,000	736,450
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (R)	1,975,000	153,063
KKR Financial Holdings, LLC cv. sr. sec. notes 7s, 2012	1,157,000	462,800
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	1,420,000	426,000
Prudential Financial, Inc. cv. sr. unsec. notes FRN
1.189s, 2037	940,000	827,012
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	1,600,000	922,080
		5,119,007

Health care (4.0%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	1,650,000	1,047,750

EPIX Medical, Inc. cv. sr. notes 3s, 2024	1,470,000	856,275
Hologic, Inc. cv. bonds stepped-coupon 2s (zero %,
12/15/13) 2037 (STP)	1,600,000	913,920
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	1,663,000	866,839
		3,684,784

Semiconductor (0.9%)
Kulicke & Soffa Industries, Inc. cv. bonds 7/8s, 2012	1,800,000	798,480
		798,480

Software (3.0%)
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	1,310,000	828,575
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	423,000	295,043
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	156,250
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	1,900,000	1,484,375
		2,764,243

Technology (3.2%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	186,200
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,900,000	707,750
Mentor Graphics Corp. cv. sub. notes FRN 4.356s, 2023	1,400,000	1,372,000
ON Semiconductor Corp. cv. company guaranty sub. notes
2 5/8s, 2026	1,400,000	694,750
		2,960,700

Total convertible bonds and notes (cost $47,573,581)		$31,472,044

CONVERTIBLE PREFERRED SECURITIES (19.3%)(a)

	Shares	Value

Basic materials (1.8%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	14,087	$583,540
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	65,720	273,395
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	24,600	596,550
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	7,890	204,154
		1,657,639

Communication services (2.1%)
Cincinnati Bell, Inc. Ser. B, $3.375 cum. cv. pfd.	30,900	811,125
Crown Castle International Corp. $3.125 cum. cv. pfd.	34,800	1,157,100
		1,968,225

Consumer cyclicals (2.9%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	27,759	124,916
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	61,900	487,463
General Motors Corp. $1.563 cum. cv. pfd.	81,900	332,719
Retail Ventures, Inc. $3.313 cv. pfd.	27,400	578,825
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	75,050
Stanley Works (The) 3.774% units cv. ARP	1,882,000	1,088,267
		2,687,240

Consumer staples (2.3%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	785,888
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	748,800
Universal Corp. 6.75% cv. pfd.	870	638,363
		2,173,051

Energy (2.0%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd.	18,400	1,168,400
Edge Petroleum Ser. A, $2.875 cum. cv. pfd.	27,750	213,953
McMoRan Exploration Co. $6.75 cum. cv. pfd.	5,900	450,866
		1,833,219

Financials (4.9%)
Alleghany Corp. 5.75% cv. pfd.	3,100	696,196
Ambac Financial Group, Inc. $4.75 cv. pfd.	2,147	25,764
Bank of America Corp. Ser. L, 7.25% cv. pfd.	787	493,614
Citigroup, Inc. Ser. T, $3.25 cv. pfd.	33,800	848,786
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	56,000
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	443,500
Legg Mason, Inc. $3.50 cv. pfd.	14,200	267,627
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default)	850	714
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.	9,400	963,782
Webster Financial Corp. Ser. A, 8.50% cv. pfd.	1,270	739,775
		4,535,758

Health care (1.3%)
Mylan, Inc. 6.50% cv. pfd.	980	569,625
Schering-Plough Corp. 6.00% cum. cv. pfd.	4,200	649,688
		1,219,313

Utilities and power (2.0%)
AES Trust III $3.375 cv. pfd.	27,800	953,888
Entergy Corp. $3.813 cv. pfd.	18,500	915,750

				1,869,638

Total convertible preferred securities (cost $40,459,696)				$17,944,083

UNITS (1.8%)(a)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
3.169s, 2009 (Cayman Islands)			9	$765,000
Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009			1,540,000	924,000

Total units (cost $2,139,075)				$1,689,000

COMMON STOCKS (0.4%)(a)
			Shares	Value

AboveNet, Inc. (NON)			54	$1,971
Adelphia Recovery Trust (Ser. ACC-1) (NON)			248,982	9,959
Bohai Bay Litigation, LLC (Units) (F)			406	18,890
Cinemark Holdings, Inc.			2,640	19,879
El Paso Corp.			4,940	36,507
Elizabeth Arden, Inc. (NON)			2,645	37,295
Jarden Corp. (NON)			3,570	44,554
Northrop Grumman Corp.			1	41
Pinnacle Entertainment , Inc. (NON)			4,700	26,790
Qwest Communications International, Inc.			13,125	42,000
Service Corporation International			9,975	58,055
Time Warner Cable, Inc. Class A			50	1,015
Titan Europe PLC (United Kingdom)			9,520	1,723
Titan International, Inc.			1,106	10,551
Veritis Holdings, Inc. (F)(NON)			7,497	8
Williams Cos., Inc. (The)			2,765	44,848

Total common stocks (cost $781,448)				$354,086

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
			Principal
			amount	Value

Argentina (Republic of) FRB 3s, 2013			$225,000	$62,775

Total foreign government bonds and notes (cost $114,750)				$62,775

SENIOR LOANS (--%)(a)(c)
			Principal
			amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B, 4.2s,
2014			$91,033	$20,938
GateHouse Media, Inc. bank term loan FRN Ser. DD,
9.076s, 2014			33,967	7,813

Total senior loans (cost $116,428)				$28,751

WARRANTS (--%)(a)(NON)

	Expiration	Strike
	date	Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	20	$200
Dayton Superior Corp. 144A (F)	6/15/09	0.01	270	105
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/1/11	0.01	23,400	1
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	1,426
Vertis Holdings, Inc. (F)	10/18/15	$0.01	309	1

Total warrants (cost $10,328)				$1,733

SHORT-TERM INVESTMENTS (0.6%)(a)
			Shares	Value

Federated Prime Obligations Fund			570,235	$570,235

Total short-term investments (cost $570,235)				$570,235

TOTAL INVESTMENTS

Total investments (cost $153,598,713) (b)				$92,565,164

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/08 (aggregate face value $181,453) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$165,265	$181,453	12/17/08	$(16,188)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $605,975) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$533,778	$605,975	12/17/08	$72,197

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
$36,000	$223	11/18/18	4.10%	3 month USD-LIBOR-BBA	$(2,828)

3,067,000	(11,175)	11/18/13	3 month USD-LIBOR-BBA	3.45%	87,681

2,114,000	(582)	11/18/10	3 month USD-LIBOR-BBA	2.35%	9,789

Total					$94,642

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	$--	$45,000	12/20/08	550 bp	$(411)

Nalco Co., 7.75%, 11/15/11	B1	--	45,000	9/20/12	350 bp	(4,063)

Citibank, N.A.
Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	45,000	12/20/08	725 bp	(205)

Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	45,000	12/20/08	800 bp	(116)

Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	45,000	12/20/08	825 bp	(87)

Credit Suisse International
Advanced Micro Devices, Inc., 7 3/4%, 11/1/12	B3	--	60,000	6/20/09	165 bp	(7,697)

DJ CDX NA HY Series 10	B+	1,050	10,000	6/20/13	500 bp	(1,062)

Deutsche Bank AG
Nalco Co., 7.75%, 11/15/11	B1	--	35,000	12/20/12	363 bp	(3,253)

Sungard Data Systems, Inc., 9 1/8%, 8/15/13	B3	--	100,000	12/20/13	585 bp	(9,395)

Goldman Sachs International
Nalco Co., 7.75%, 11/15/11	B1	--	90,000	9/20/13	405 bp	(6,494)

JPMorgan Chase Bank, N.A.
Domtar Corp., 7 1/8%, 8/15/15	-	--	240,000	12/20/11	(500 bp)	8,740

Jefferson Smurfit Corp., 7.5%, 6/1/13	B3	--	15,000	3/20/13	685 bp	(8,905)

Morgan Stanley Capital Services, Inc.
Nalco Co., 7.75%, 11/15/11	B1	--	45,000	9/20/12	330 bp	(3,539)

Nalco Co., 7.75%, 11/15/11	B1	--	55,000	3/20/13	460 bp	(2,695)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	-	--	120,000	9/20/13	(760 bp)	13,771

Total						$(25,411)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at November 30, 2008.

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $93,136,206.

(b) The aggregate identified cost on a tax basis is $153,921,624, resulting in gross unrealized appreciation and depreciation of $284,732 and $61,641,192, respectively, or net unrealized depreciation of $61,356,460.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On November 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At November 30, 2008, liquid assets totaling $683,218 have been designated as collateral for open swap contracts and forward contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Adjustable Rate Preferred Stock (ARP), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,298 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,629,911 and $5,791,432, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$893,941	$--

Level 2	91,640,795	125,240

Level 3	30,428	--

Total	$92,565,164	$125,240

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of November 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of August 31, 2008	$6,818	$--

Accrued discounts/premiums	676	--

Realized Gain / Loss	--	--
Change in net unrealized appreciation (depreciation)	13,314	--

Net Purchases / Sales	9,620	--

Net Transfers in and/or out of Level 3	--	--

Balance as of November 30, 2008	$30,428	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009